Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted-Average Grant Date Fair Value
Expected weighted-average recognition period for unrecognized compensation cost	3 years 1 month 6 days
Performance-Based Restricted Share Units without Market Condition
Shares Granted
Outstanding at the beginning of the period (in shares)	11,000	17,000	59,000
Awarded (in shares)	0	15,000	46,000
Vested (in shares)	(9,000)	(2,000)	(54,000)
Cancelled (in shares)	(2,000)	(19,000)	(34,000)
Outstanding at the end of the period (in shares)	0	11,000	17,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 54.17	$ 36.49	$ 61.17
Awarded (in dollars per share)	0	54.08	36.49
Vested (in dollars per share)	54.17	38.78	60.16
Cancelled (in dollars per share)	54.17	40.63	36.49
Outstanding at the end of the period (in dollars per share)	$ 0	$ 54.17	$ 36.49
Unrecognized compensation cost	$ 0.0	$ 0.0
Number of shares vested	9,000	2,000	54,000
Performance-Based Restricted Share Units with Market Condition
Shares Granted
Outstanding at the beginning of the period (in shares)	0
Awarded (in shares)	1,640,000
Vested (in shares)	0
Cancelled (in shares)	0
Outstanding at the end of the period (in shares)	1,640,000	0
Weighted-Average Grant Date Fair Value
Awarded (in dollars per share)	$ 8.43
Outstanding at the end of the period (in dollars per share)	$ 8.43
Unrecognized compensation cost	$ 4.7
Expected weighted-average recognition period for unrecognized compensation cost	4 months 24 days
Number of shares vested	0
Service Based Restricted Stock Units RSU
Shares Granted
Outstanding at the beginning of the period (in shares)	7,839,000	4,324,000	3,512,000
Awarded (in shares)	252,000	5,737,000	2,512,000
Vested (in shares)	(2,330,000)	(1,608,000)	(1,307,000)
Cancelled (in shares)	(651,000)	(614,000)	(393,000)
Outstanding at the end of the period (in shares)	5,110,000	7,839,000	4,324,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 45.37	$ 41.86	$ 50.89
Awarded (in dollars per share)	20.59	47.95	33.50
Vested (in dollars per share)	47.09	45.66	49.12
Cancelled (in dollars per share)	42.69	44.02	44.96
Outstanding at the end of the period (in dollars per share)	$ 43.71	$ 45.37	$ 41.86
Unrecognized compensation cost	$ 162.0	$ 275.7
Expected weighted-average recognition period for unrecognized compensation cost	2 years 6 months
Number of shares vested	2,330,000	1,608,000	1,307,000
Total fair value vested	$ 109.7	$ 73.4	$ 64.2